July 13, 2017

Division of Investment Management
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:Vanguard Admiral Funds; File Nos. 33-49023; 811-7043
Vanguard Bond Index Funds; File Nos. 33-6001; 811-4681
Vanguard CMT Funds; File Nos. 333-111362; 811-21478
Vanguard California Tax-Free Funds; File Nos. 33-1569; 811-4474
Vanguard Charlotte Funds; File Nos. 333-177613; 811-22619
Vanguard Chester Funds; File Nos. 2-92948; 811-4098
Vanguard Convertible Securities Fund; File Nos. 33-4424; 811-4627
Vanguard Explorer Fund; File Nos. 2-27203; 811-1530
Vanguard Fenway Funds; File Nos.33-19446; 811-5445
Vanguard Fixed Income Securities Funds; File Nos. 2-47371; 811-2368
Vanguard Horizon Funds; File Nos.33-56443; 811-07239
Vanguard Index Funds; File Nos. 2-56846; 811-2652
Vanguard Institutional Index Funds; File Nos. 33-34494; 811-6093
Vanguard International Equity Index Funds; File Nos. 33-32548; 811-5972
Vanguard Malvern Funds; File Nos. 33-23444; 811-5628
Vanguard Massachusetts Tax-Exempt Funds; File Nos. 333-63579; 811-09005
Vanguard Money Market Reserves; File Nos. 2-52698; 811-2554
Vanguard Montgomery Funds; File Nos. 333-145624; 811-22114
Vanguard Morgan Growth Fund; File Nos. 2-29601; 811-1685
Vanguard Municipal Bond Funds; File Nos. 2-57689; 811-2687
Vanguard New Jersey Tax-Free Funds; File Nos. 33-17351; 811-5340
Vanguard New York Tax-Free Funds; File Nos. 33-2908; 811-4570
Vanguard Ohio Tax-Free Funds; File Nos. 33-34261; 811-6083
Vanguard Pennsylvania Tax-Free Funds; File Nos. 33-2907; 811-4571
Vanguard Quantitative Funds; File Nos. 33-8553; 811-4526
Vanguard Scottsdale Funds; File Nos.333-11763; 811-7803
Vanguard Specialized Funds; File Nos.2-88116; 811-3916
Vanguard STAR Funds; File Nos. 2-88373; 811-3919
Vanguard Tax-Managed Funds; File Nos. 33-53683; 811-07175
Vanguard Trustees’ Equity Fund; File Nos. 2-65955-99; 811-2968
Vanguard Valley Forge Funds; File Nos. 33-48863; 811-7023
Vanguard Variable Insurance Funds; File Nos. 33-32216; 811-5962
Vanguard Wellesley Income Fund; File Nos. 2-31333; 811-1776
Vanguard Wellington Fund; File Nos. 2-11444; 811-121
Vanguard Whitehall Funds; File Nos. 33-64845; 811-07443
Vanguard Windsor Funds; File Nos. 2-14336; 811-834
Vanguard World Funds; File Nos. 2-17620; 811-1027
(the “Vanguard Funds”)

Commissioners:

Pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, we hereby file preliminary proxy materials for each of the registrants listed above. These materials include a combined proxy statement and proxy cards. We expect to begin mailing proxy materials to shareholders on or about August 16, 2017. Shareholders will be asked to vote on one or more of eight proposals, including the election of fund trustees, approving two manager of managers arrangements, changing the investment objective of two funds and the diversification policy of one fund, adopting Vanguard’s Funds’ Service Agreement for certain funds, as well as a shareholder proposal regarding social investing and a shareholder proposal regarding climate change reporting.

If you have any questions or comments concerning this filing, please contact me at (610) 669-1955 or Judy Gaines at (610) 669-1538.

Sincerely,

Tara R. Buckley
Senior Counsel
The Vanguard Group, Inc.

Enclosures
cc: Lisa Larkin, Esq.
U.S. Securities and Exchange Commission